Securities (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt securities available-for-sale:
Amortized Cost	$ 160,547,000	$ 153,566,000	$ 131,046,000
Gross Unrealized Gains		165,000	209,000
Gross Unrealized Losses		(1,787,000)	(1,833,000)
Fair Value		151,944,000	129,422,000
U.S. Government-sponsored enterprises (GSEs) [Member]
Debt securities available-for-sale:
Amortized Cost	29,137,000	26,207,000	18,279,000
Gross Unrealized Gains		1,000	8,000
Gross Unrealized Losses		(432,000)	(564,000)
Fair Value		25,776,000	17,723,000
Muncipal Securities [Member]
Debt securities available-for-sale:
Amortized Cost		9,122,000	8,182,000
Gross Unrealized Gains		28,000	16,000
Gross Unrealized Losses		(147,000)	(179,000)
Fair Value		9,003,000	8,019,000
Other Debt Securities [Member]
Debt securities available-for-sale:
Amortized Cost	$ 976,000	974,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(24,000)
Fair Value		950,000
Mortgage Backed Securities [Member]
Debt securities available-for-sale:
Amortized Cost		117,263,000	104,585,000
Gross Unrealized Gains		136,000	185,000
Gross Unrealized Losses		(1,184,000)	(1,090,000)
Fair Value		$ 116,215,000	$ 103,680,000